4. INVESTMENT IN JOINT VENTURE (Details Textual 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Notes to Financial Statements
Fee for an exclusive, worldwide license to the Hemangioblast Program			$ 500,000
License fee revenue	7,353	7,353	14,706	14,706
Unamortized license fee of is included in deferred revenue in the consolidated balance sheets at March 31, 2012 and December 31, 2011, respectively.	$ 395,833		$ 395,833		$ 410,539